DECONSOLIDATION OF ORANIM PHARMACY (Narrative) (Details) - Oranim Pharmacy [Member] $ in Thousands	Apr. 16, 2024 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Remaining unpaid installments	$ 1,930
Percentage of voting equity interests transferred back to the seller	51.00%